Intangible Asset, Net (Details)		1 Months Ended		12 Months Ended
	Mar. 05, 2022 USD ($)	Mar. 31, 2022 USD ($)	Nov. 30, 2018 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)
Intangible Asset, Net (Details) [Line Items]
Cash consideration amount		$ 1,300,000	$ 2,086,819
Company authorization	10 years
Amount authorized	$ 720,000
Cash consideration				$ 14,396,032	$ 1,319,977
Amortization expense				$ 249,743	$ 215,003	$ 202,494
Shenzhen HipHopJust Information Technology Co., Ltd [Member]
Intangible Asset, Net (Details) [Line Items]
Cash consideration							$ 154,909	¥ 1,000,000